UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

420 Lexington Avenue New York NY	10170
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.
4520 Main Street
Suite 1425
Kansas City, MO  64111

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-934-5550

Date of fiscal year end:  06/30/2015

Date of reporting period: 12/31/2014

ITEM 1.REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the IMS Family of Funds, series of the 360 Funds, for the period ended December 31, 2014 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

IMS Capital Value Fund
IMS Strategic Income Fund
IMS Dividend Growth Fund

Semi-Annual Report
December 31, 2014

Fund Advisor:

IMS Capital Management, Inc.
8995 S.E. Otty Road
Portland, OR 97086
Toll Free (800) 934-5550

 FUND HOLDINGS – (Unaudited)

IMS Capital Value Fund Holdings as of December 31, 20141

[1]	As a percent of net assets.

The investment objective of the IMS Capital Value Fund is long-term growth from capital appreciation and, secondarily, income from dividends and interest. The Capital Value Fund invests primarily in the common stocks of mid-cap and large-cap U.S. companies, with mid-cap companies generally having a total market capitalization of $2 billion to $11 billion and large-cap U.S. companies generally having a total market capitalization greater than $11 billion.

IMS Strategic Income Fund Holdings as of December 31, 20141

[1]	As a percent of net assets.

The investment objective of the IMS Strategic Income Fund is current income, and a secondary objective of capital appreciation. In pursuing its investment objectives, the Strategic Income Fund generally invests in corporate bonds, government bonds, dividend-paying common stocks, preferred and convertible preferred stocks, income trusts (including business trusts, oil royalty trusts and real estate investment trusts), money market instruments and cash equivalents. The Strategic Income Fund may also invest in structured products, such as reverse convertible notes, a type of structured note, and in 144A securities that are purchased in private placements and thus are subject to restrictions on resale (either as a matter of contract or under federal securities laws), but only where the Adviser has determined that a liquid trading market exists. Under normal circumstances, the Strategic Income Fund will invest at least 80% of its assets in dividend paying or other income producing securities.

FUND HOLDINGS – (Unaudited) (continued)

IMS Dividend Growth Fund Holdings as of December 31, 20141

[1]	As a percent of net assets.

The investment objective of the IMS Dividend Growth Fund is long-term growth from capital appreciation and dividends. The Dividend Growth Fund invests primarily in a diversified portfolio of dividend–paying common stocks. The Dividend Growth Fund’s advisor, IMS Capital Management, Inc., employs a combination of fundamental, technical and macro market research to identify companies that the Adviser believes have the ability to maintain or increase their dividend payments, because of their significant cash flow production.

Availability of Portfolio Schedules – (Unaudited)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available at the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Funds’ Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 through December 31, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees. Therefore, the second line is only useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactions costs were included, your costs would have been higher.

IMS Funds	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During the Period* July 1, 2014 – December 31, 2014
Capital Value Fund
Actual (+1.56%)	$ 1,000.00	$ 1,015.60	$ 8.79
Hypothetical**	$ 1,000.00	$ 1,016.50	$ 8.79
Strategic Income Fund
Actual (-12.29)%	$ 1,000.00	$ 877.10	$ 9.27
Hypothetical**	$ 1,000.00	$ 1,015.30	$ 9.96
Dividend Growth Fund
Actual (+6.61%)	$ 1,000.00	$ 1,066.10	$ 10.16
Hypothetical**	$ 1,000.00	$ 1,015.40	$ 9.91

*	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period). The annualized expense ratios for the Capital Value Fund, Strategic Income Fund, and the Dividend Growth Fund were 1.73%, 1.96%, and 1.95%, respectively.
**	Assumes a 5% annual return before expenses.

IMS CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

COMMON STOCK - 99.09%	Shares	Fair Value

Consumer Discretionary - 19.36%
Amazon.com, Inc. (a)	2,100	$651,735
AutoZone, Inc. (a)	1,400	866,754
Dollar Tree, Inc. (a)	13,500	950,130
Domino's Pizza, Inc.	11,400	1,073,538
Home Depot, Inc.	9,700	1,018,209
PetMed Express, Inc.	27,000	387,990
Service Corp International	36,100	819,470
Starbucks Corp.	10,500	861,525
Yum! Brands, Inc.	10,000	728,500
		7,357,851
Consumer Staples - 6.53%
Dr Pepper Snapple Group, Inc.	10,900	781,312
Wal-Mart Stores, Inc.	9,000	772,920
Whole Foods Market, Inc.	18,400	927,728
		2,481,960
Energy - 8.84%
Apache Corp.	5,800	363,486
Baker Hughes, Inc.	8,100	454,167
Devon Energy Corp.	8,000	489,680
Diamond Offshore Drilling, Inc.	16,300	598,373
EOG Resources, Inc.	6,000	552,420
Peabody Energy Corp.	43,600	337,464
Valero Energy Corp.	11,400	564,300
		3,359,890
Financials - 17.74%
Bank of America Corp.	44,300	792,527
Citigroup, Inc.	16,000	865,760
Ezcorp, Inc. (a)	104,800	1,231,400
Federated Investors, Inc.	36,500	1,201,945
Lincoln National Corp.	10,000	576,700
Regions Financial Corp.	63,000	665,280
Umpqua Holdings Corp.	44,400	755,244
Zions Bancorporation	22,900	652,879
		6,741,735
Health Care - 17.97%
Edwards Lifesciences Corp. (a)	7,900	1,006,302
IDEXX Laboratories, Inc. (a)	6,200	919,274
InVivo Therapeutics Holdings Corp. (a)	373,029	492,398
OPKO Health, Inc. (a)	78,300	782,217
Patterson Cos., Inc.	19,600	942,760
Sarepta Therapeutics, Inc. (a)	38,800	561,436
Tenet Healthcare Corp. (a)	12,400	628,308
Zimmer Holdings, Inc.	6,100	691,862
Zoetis, Inc.	18,700	804,661
		6,829,218

IMS CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

COMMON STOCK - 99.09% (continued)	Shares	Fair Value

Industrials - 8.05%
Boeing Co.	6,200	$805,876
Caterpillar, Inc.	5,000	457,650
Republic Services, Inc.	19,800	796,950
Stanley Black & Decker, Inc.	10,400	999,232
		3,059,708
Information Technology - 15.09%
Cirrus Logic, Inc. (a)	24,600	579,822
eBay, Inc. (a)	14,200	796,904
Jabil Circuit, Inc.	26,800	585,044
Paychex, Inc.	19,400	895,698
Rovi Corp. (a)	33,000	745,470
Symantec Corp.	26,600	682,423
Take-Two Interactive Software, Inc. (a)	30,000	840,900
Teradata Corp. (a)	13,900	607,152
		5,733,413
Materials - 2.87%
Axiall Corp.	11,800	501,146
WR Grace & Co. (a)	6,200	591,418
		1,092,564
Telecommunication Services - 2.64%
Sprint Corp. (a)	90,700	376,405
Verizon Communications, Inc.	13,400	626,852
		1,003,257

TOTAL COMMON STOCK (Cost $33,414,523)		37,659,596

MONEY MARKET SECURITIES - 2.00%
Federated Prime Obligations Fund - Institutional Shares, 0.03% (b)	761,503	761,503

TOTAL MONEY MARKET SECURITIES (Cost $761,503)		761,503

TOTAL INVESTMENTS (Cost $34,176,026) - 101.09%		$38,421,099
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.09)%		(414,796)
NET ASSETS - 100.00%		$38,006,303

Percentages are stated as a percent of net assets.

(a)   Non-income producing security.
(b)   Rate shown represents the yield at December 31, 2014, is subject to change and resets daily.
ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these schedules of investments.

IMS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

COMMON STOCK - 30.85%	Shares	Fair Value

Consumer Discretionary - 3.44%
Superior Industries International, Inc.	26,000	$514,540
Yum! Brands, Inc.	5,400	393,390
		907,930
Consumer Staples - 4.72%
General Mills, Inc.	7,300	389,309
Sysco Corp.	11,200	444,528
Universal Corp.	9,400	413,412
		1,247,249
Energy - 4.84%
ConocoPhillips	6,400	441,984
LinnCo LLC	40,000	414,800
Ship Finance International Ltd.	29,821	421,072
		1,277,856
Financials - 4.81%
Bank of Nova Scotia	9,400	536,552
BGC Partners, Inc.	80,000	732,000
		1,268,552
Health Care - 3.41%
AbbVie, Inc.	5,900	386,096
Bristol-Myers Squibb Co.	8,700	513,561
		899,657
Industrials - 3.47%
Caterpillar, Inc.	4,200	384,426
Republic Services, Inc.	13,200	531,300
		915,726
Information Technology - 1.66%
Paychex, Inc.	9,500	438,615

Materials - 1.55%
Dow Chemical Co.	9,000	410,490

Telecommunication Services - 2.95%
AT&T, Inc.	11,600	389,644
Verizon Communications, Inc.	8,300	388,274
		777,918

TOTAL COMMON STOCK (Cost $8,822,200)		8,143,993

CORPORATE BONDS - 46.60%	Principal Amount	Fair Value
Barclays Bank PLC, 10.000%, 07/31/2034 (c)	750,000	694,688
Bridgemill Finance LLC, 8.000%, 07/15/2017 (b) (d)	951,834	947,075
Caesars Entertainment Operating Co., Inc., 9.000%, 02/15/2020	800,000	592,000
Chukchansi Economic Development Authority, 9.750%, 05/30/2020 (d)	2,227,651	1,336,590
Citigroup, Inc., 8.000%, 01/30/2023	448,000	413,056
Community Choice Financial, Inc., 10.750%, 05/01/2019	1,000,000	650,000

IMS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

CORPORATE BONDS - 46.60% (continued)	Principal Amount	Fair Value

Forest Oil Corp., 7.250%, 06/15/2019	$1,375,000	$495,000
Gentiva Health Services, Inc., 11.500%, 09/01/2018	1,000,000	1,064,000
GrafTech International Ltd., 6.375%, 11/15/2020	650,000	539,500
JC Penney Corp., Inc., 7.950%, 04/01/2017	398,000	386,060
Molycorp, Inc., 10.000%, 06/01/2020	750,000	416,250
Morgan Stanley, 11.050%, 03/25/2031 (c)	600,000	611,250
Morgan Stanley, 9.000%, 06/30/2031 (c)	900,000	1,009,125
Morgan Stanley, 9.040%, 08/30/2028 (c)	350,000	330,750
Natixis US Medium-Term Note Program LLC, 8.000%, 10/31/2034	500,000	471,250
NII Capital Corp., 7.625%, 04/01/2021 (g) (i)	100,000	18,500
Performance Drilling, 6.000%, 09/30/2022 (b) (f)	1,530,000	1,086,300
Plaza of Orlando Condominium Finance Co. LLC, 5.500%, 05/15/2031 (b) (d) (f)	361,000	259,920
SG Structured Products, Inc., 10.750%, 11/27/2028 (c)	600,000	579,000
Thornton Drilling Co., 5.000%, 06/15/2018 (b) (f)	477,977	401,501

TOTAL CORPORATE BONDS (Cost $16,288,822)		12,301,815

REVERSE CONVERTIBLE BONDS - 4.86%
Barclays Bank PLC, 20.000%, 03/27/2015	540,000	36,288
BNP Paribas SA, 10.450%, 03/02/2015	600,000	549,647
BNP Paribas SA, 10.500%, 03/20/2015	600,000	263,040
BNP Paribas SA, 20.500%, 02/27/2015	575,000	156,228
Societe Generale SA, 15.750%, 02/06/2015	600,000	278,460

TOTAL REVERSE CONVERTIBLE BONDS (Cost $2,915,000)		1,283,663

FOREIGN BONDS DENOMINATED IN US DOLLARS - 11.08%
Bank of Nova Scotia, 8.500%, 07/29/2033 (c)	1,600,000	1,600,000
Cash Store Financial Services, Inc., 11.500%, 01/31/2017 (d) (g)	1,289,000	212,153
Newland International Properties Corp., 9.500%, 07/03/2017 (d)	632,850	276,872
Newland International Properties Corp., 9.500%, 07/03/2017 (h)	385,990	168,870
Oceanografia SA de CV, 11.250%, 07/15/2015 (e) (g) (h)	1,150,000	92,000
Panama Canal Railway Co., 7.000%, 11/01/2026 (h)	592,200	573,738

TOTAL FOREIGN BONDS DENOMINATED IN US DOLLARS (Cost $3,769,522)		2,923,633

IMS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Fair Value

TOTAL INVESTMENTS (Cost $31,795,544) - 93.39%	$24,653,104
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 6.61%	1,745,280
NET ASSETS - 100.00%	$26,398,384

Percentages are stated as a percent of net assets.

(a)	Variable rate security. Rate shown represents the yield at December 31, 2014 and resets daily.
(b)	This security is currently valued by the Advisor using fair valuation procedures approved by the Board of Trustees under the oversight of the Fair Valuation Committee.
(c)	Variable rate security. Rate shown represents the rate in effect at December 31, 2014.
(d)	Security exempted from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional investors.
(e)	Non-income producing security.
(f)	Security is illiquid at December 31, 2014, at which time the aggregate value of illiquid securities is $1,747,721 or 6.62% of net assets.
(g)	Issue is in default.
(h)	Security exempted from registration under Regulation S of the Securities Act of 1933.
(i)	Partial interest payments made during the period ended December 31, 2014.

See accompanying notes which are an integral part of these financial statements.

IMS DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

COMMON STOCK - 94.73%	Shares	Fair Value

Consumer Discretionary - 9.61%
General Motors Co.	7,300	$254,843
McDonald's Corp.	1,900	178,030
PetMed Express, Inc.	12,000	172,440
Sturm Ruger & Co., Inc.	2,600	90,038
Twenty-First Century Fox, Inc.	6,600	243,474
		938,825
Consumer Staples - 16.78%
Altria Group, Inc.	4,500	221,715
Clorox Co.	2,300	239,683
Nestle SA	4,200	306,390
Philip Morris International, Inc.	4,200	342,090
Procter & Gamble Co.	3,200	291,488
Unilever NV	6,100	238,144
		1,639,510
Energy - 6.80%
Chevron Corp.	2,700	302,886
Exxon Mobil Corp.	2,600	240,370
Helmerich & Payne, Inc.	1,800	121,356
		664,612
Financials - 18.33%
Axis Capital Holdings Ltd.	5,700	291,213
CME Group, Inc.	3,400	301,410
Franklin Resources, Inc.	3,300	182,721
M&T Bank Corp.	3,000	376,860
Outfront Media, Inc.	3,500	93,940
PRA Group, Inc. (a)	4,800	278,064
T Rowe Price Group, Inc.	3,100	266,166
		1,790,374
Health Care - 11.83%
Abbott Laboratories	6,500	292,630
AbbVie, Inc.	4,800	314,112
Johnson & Johnson	2,900	303,253
Zoetis, Inc.	5,700	245,271
		1,155,266

IMS DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

COMMON STOCK - 94.73% (continued)	Shares	Fair Value

Industrials - 16.38%
Boeing Co.	2,200	$285,956
Copa Holdings SA	1,000	103,640
Houston Wire & Cable Co.	7,800	93,210
Lockheed Martin Corp.	1,700	327,369
Parker-Hannifin Corp.	2,200	283,690
United Technologies Corp.	2,600	299,000
Veritiv Corp. (a)	4,000	207,480
		1,600,345
Information Technology - 14.07%
Apple, Inc.	1,400	154,532
Automatic Data Processing, Inc.	3,600	300,132
CDK Global, Inc.	4,800	195,648
Microsoft Corp.	7,100	329,795
QUALCOMM, Inc.	4,000	297,320
Sabre Corp.	4,800	97,296
		1,374,723
Materials - 0.93%
FMC Corp.	1,600	91,248
		91,248

TOTAL COMMON STOCK (Cost $8,934,970)		9,254,903

MONEY MARKET SECURITIES - 1.26%
Federated Prime Obligations Fund - Institutional Shares, 0.03% (b)	123,047	123,047

TOTAL MONEY MARKET SECURITIES (Cost $123,047)		123,047

TOTAL INVESTMENTS (Cost $9,058,017) - 95.99%		$9,377,950
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 4.01%		391,562
NET ASSETS - 100.00%		$9,769,512

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown represents the yield at December 31, 2014, is subject to change and resets daily.
ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these schedules of investments.

IMS FAMILY OF FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2014 (Unaudited)

	IMS Capital Value Fund	IMS Strategic Income Fund	IMS Dividend Growth Fund
Assets:
Investments in securities:
At cost	$34,176,026	$31,795,544	$9,058,017
At fair value	$38,421,099	$24,653,104	$9,377,950
Cash	-	540	-
Receivables:
Interest	2	321,490	3
Dividends	27,373	83,081	18,352
Fund shares sold	1,263	1,000	100,000
Investments sold	564,898	2,396,954	1,725,434
Prepaid expenses	10,699	12,224	7,514
Total assets	39,025,334	27,468,393	11,229,253

Liabilities:
Payables:
Line of credit borrowings	-	59,000	-
Investments purchased	961,388	896,719	1,454,033
Fund shares redeemed	-	45,105	-
Due to advisor	39,054	30,193	4,405
Due to administrator	10,450	7,767	652
Accrued expenses	8,139	31,225	651
Total liabilities	1,019,031	1,070,009	1,459,741
Net Assets	$38,006,303	$26,398,384	$9,769,512

Net Assets consist of:
Paid-in capital	$36,856,213	$78,259,858	$10,220,446
Accumulated net investment loss	(165,599)	(82,327)	(3,684)
Accumulated net realized loss on investments	(2,929,384)	(44,636,707)	(767,183)
Net unrealized appreciation (depreciation) on investments	4,245,073	(7,142,440)	319,933
Total Net Assets	$38,006,303	$26,398,384	$9,769,512

Shares outstanding (unlimited number of shares authorized, no par value)	1,773,501	5,311,443	739,336
Net asset value and offering price per share	$21.43	$4.97	$13.21
Minimum redemption price per share (a)	$21.32	$4.95	$13.14

(a)	A redemption fee of 0.50% will be assessed on shares of the Fund that are redeemed within 90 days of purchase.

See accompanying notes which are an integral part of these financial statements.

IMS FAMILY OF FUNDS
STATEMENTS OF OPERATIONS

For the Six Month Period Ended December 31, 2014 (Unaudited)

	IMS Capital Value Fund	IMS Strategic Income Fund	IMS Dividend Growth Fund

Investment income:
Dividends (net of foreign withholding taxes of $234, $5,266 and $1,932)	$289,271	$754,375	$114,484
Interest	22	1,132,707	14
Total investment income	289,293	1,887,082	114,498

Expenses:
Investment Advisor fees (a)	236,446	213,669	55,807
Accounting, administration and transfer agent fees and expenses (a)	53,331	42,599	15,935
Registration expenses	14,417	14,945	3,668
Miscellaneous expenses	12,760	27,727	12,669
Audit expenses	7,741	10,446	7,903
Custodian expenses (a)	4,525	11,485	2,313
Trustee expenses	2,269	2,269	2,269
Pricing expenses	2,075	4,011	1,913
Insurance expenses	1,572	1,580	1,580
Legal expenses	1,260	1,058	276
Printing expenses	922	901	922
Interest expenses	628	1,465	-
Total expenses	337,946	332,155	105,255
Less: Fees waived by Advisor (a)	-	-	(18,738)
Net expenses	337,946	332,155	86,517

Net Investment Income (Loss)	(48,653)	1,554,927	27,981

Realized and unrealized gain (loss):
Net realized gain (loss) on investment securities and foreign currency	648,710	(1,653,430)	940,765
Change in unrealized depreciation on investment securities and foreign currency	(11,269)	(4,101,881)	(393,823)
Net realized and unrealized gain (loss) on investment securities and foreign currency	637,441	(5,755,311)	546,942

Net Increase (Decrease) in Net Assets Resulting from Operations	$588,788	$(4,200,384)	$574,923

(a)	See Note 5 in the Notes to Financial Statements.

See accompanying notes which are an integral part of these financial statements.

IMS STRATEGIC INCOME FUND
STATEMENT OF CASH FLOWS

For the Six Month Period Ended December 31, 2014 (Unaudited)

Increase (decrease) in cash:
Cash flows from operating activities:
Net decrease in net assets from operations	$(4,200,384)
Adjustments to reconcile net decrease in net assets from operations to net cash provided from operating activities:
Return of capital dividends received	(29,756)
Accretion of discount/Amortization of premium, net	(85,285)
Purchase of investment securities	(77,800,685)
Proceeds from disposition of investment securities	84,355,160
Sale of short-term investment securities, net	1,217,992
Decrease in deposits with brokers for options transactions	48,146
Decrease in dividends and interest receivable	41,835
Increase in receivables for securities sold	(1,455,035)
Increase in prepaid expenses	(1,623)
Decrease in payable for securities purchased	(817,863)
Decrease in accrued expenses	(2,556)
Net unrealized depreciation on investment securities and foreign currency	4,101,881
Net realized loss on investment securities and foreign currency	1,653,430
Net cash provided from operating activities	7,025,257

Cash flows from financing activities:
Proceeds from loan	5,472,000
Payments on loan	(5,413,000)
Proceeds from Fund shares sold	1,719,856
Payment on Fund shares redeemed	(8,652,300)
Cash distributions paid	(151,273)
Net cash used in financing activities	(7,024,717)

Net increase in cash	$540

Cash:
Beginning of period	$-
End of period	$540

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of distributions of $1,485,981, receivable for fund shares sold of $1,000 and payable for Fund shares redeemed of $45,105.

Interest paid by the Fund for outstanding balances on the line of credit amounted to $1,465.

See accompanying notes which are an integral part of these financial statements.

IMS CAPITAL VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Month Period Ended December 31, 2014	Year Ended June 30, 2014
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations:
Net investment loss	$(48,653)	$(192,221)
Net realized gain on investment securities	648,710	7,563,621
Change in unrealized depreciation on investment securities	(11,269)	(550,075)
Net increase in net assets resulting from operations	588,788	6,821,325

Capital share transactions:
Proceeds from shares purchased	1,134,873	3,256,485
Amount paid for shares redeemed	(3,980,588)	(4,846,257)
Proceeds from redemption fees	866	85
Net decrease in net assets from share transactions	(2,844,849)	(1,589,687)

Total Increase (Decrease) in Net Assets	(2,256,061)	5,231,638

Net Assets:
Beginning of year/period	40,262,364	35,030,726
End of year/period	$38,006,303	$40,262,364
Accumulated net investment loss included in net assets at end of year/period	$(165,599)	$(116,946)

Capital Share Transactions
Shares purchased	53,501	166,089
Shares issued in reinvestment of distributions	-	-
Shares redeemed	(188,486)	(245,923)
Net decrease in capital shares	(134,985)	(79,834)

See accompanying notes which are an integral part of these financial statements.

IMS STRATEGIC INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Month Period Ended December 31, 2014	Year Ended June 30, 2014
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income	$1,554,927	$3,629,439
Net realized gain (loss) on investment securities and foreign currency	(1,653,430)	557,493
Change in unrealized depreciation on investment securities and foreign currency	(4,101,881)	(1,576,872)
Net increase (decrease) in net assets resulting from operations	(4,200,384)	2,610,060

Distributions
From net investment income	(1,637,254)	(3,247,197)
Return of capital	-	(428,250)
Total distributions	(1,637,254)	(3,675,447)

Capital share transactions:
Proceeds from shares purchased	1,616,856	9,712,152
Reinvestment of distributions	1,485,981	3,335,136
Amount paid for shares redeemed	(8,672,711)	(13,123,886)
Proceeds from redemption fees	1,306	1,855
Net decrease in net assets from share transactions	(5,568,568)	(74,743)

Total Decrease in Net Assets	(11,406,206)	(1,140,130)

Net Assets:
Beginning of year/period	37,804,590	38,944,720
End of year/period	$26,398,384	$37,804,590
Accumulated net investment income (loss) included in net assets at end of year/period	$(82,327)	$-

Capital Share Transactions
Shares purchased	290,976	1,594,465
Shares issued in reinvestment of distributions	268,847	554,149
Shares redeemed	(1,599,367)	(2,174,936)
Net increase (decrease) in capital shares	(1,039,544)	(26,322)

See accompanying notes which are an integral part of these financial statements.

IMS DIVIDEND GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Month Period Ended December 31, 2014	Year Ended June 30, 2014
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income	$27,981	$117,493
Net realized gain on investment securities	940,765	699,608
Change in unrealized appreciation (depreciation) on investment securities	(393,823)	342,320
Net increase in net assets resulting from operations	574,923	1,159,421

Distributions
From net investment income	(35,056)	(101,121)
Total distributions	(35,056)	(101,121)

Capital share transactions:
Proceeds from shares purchased	1,276,774	898,365
Reinvestment of distributions	34,906	100,331
Amount paid for shares redeemed	(752,510)	(1,387,981)
Proceeds from redemption fees	-	1,766
Net increase (decrease) in net assets from share transactions	559,170	(387,519)

Total Increase in Net Assets	1,099,037	670,781

Net Assets:
Beginning of year/period	8,670,475	7,999,694
End of year/period	$9,769,512	$8,670,475
Accumulated undistributed net investment income (loss) included in net assets at end of year/period	$(3,684)	$3,391

Capital Share Transactions
Shares purchased	96,696	77,340
Shares issued in reinvestment of distributions	2,773	8,671
Shares redeemed	(57,120)	(119,180)
Net decrease in capital shares	42,349	(33,169)

See accompanying notes which are an integral part of these financial statements.

IMS CAPITAL VALUE FUND
FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each year

	Six Month Period Ended December 31, 2014		Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012		Year Ended June 30, 2011	Year Ended June 30, 2010
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$21.10		$17.62	$14.99	$17.11		$12.69	$11.20

Investment Operations:
Net investment income (loss)	(0.03)		(0.10)	0.01	(0.07)	(a)	(0.12)	(0.04)
Net realized and unrealized gain (loss) on investments	0.36		3.58	2.62	(2.05)		4.54	1.58
Total from investment operations	0.33		3.48	2.63	(2.12)		4.42	1.54

Less Distributions to shareholders:
From net investment income	-		-	-	-		-	(0.05)
Total distributions	-		-	-	-		-	(0.05)

Paid in capital from redemption fees (b)	-		-	-	-		-	-

Net Asset Value, End of Year	$21.43		$21.10	$17.62	$14.99		$17.11	$12.69

Total Return (c)	1.56%	(d)	19.75%	17.54%	(12.39)%		34.83%	13.72%

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$38,006		$40,262	$35,031	$40,283		$59,509	$57,532

Ratio of expenses to average net assets:	1.73%	(e)	2.05%	2.06%	1.87%		1.85%	1.78%

Ratio of net investment income (loss) to average net assets:	(0.25)%	(e)	(0.50)%	0.12%	(0.46)%		(0.71)%	(0.31)%

Portfolio turnover rate	15.66%	(d)	110.42%	146.53%	98.21%		126.11%	14.75%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Redemption fees resulted in less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

IMS STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each year

	Six Month Period Ended December 31, 2014		Year Ended June 30, 2014		Year Ended June 30, 2013		Year Ended June 30, 2012	Year Ended June 30, 2011	Year Ended June 30, 2010
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$5.95		$6.11		$6.08		$6.89	$6.50	$5.34

Investment Operations:
Net investment income	0.30		0.56		0.59		0.62	0.62	0.56
Net realized and unrealized gain (loss) on investments and foreign currency	(0.97)		(0.15)		0.01	(a)	(0.82)	0.38	1.17
Total from investment operations	(0.67)		0.41		0.60		(0.20)	1.00	1.73

Less Distributions to shareholders:
From net investment income	(0.31)		(0.57)		(0.56)		(0.60)	(0.58)	(0.56)
Tax return of capital	-		-		(0.01)		(0.01)	(0.03)	(0.01)
Total distributions	(0.31)		(0.57)		(0.57)		(0.61)	(0.61)	(0.57)

Paid in capital from redemption fees (b)	-		-		-		-	-	-

Net Asset Value, End of Year	$4.97		$5.95		$6.11		$6.08	$6.89	$6.50

Total Return (c)	(12.29)%	(f)	7.00%		10.02%		(2.59)%	15.88%	32.97%

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$26,398		$37,805		$38,945		$34,026	$42,924	$42,351

Ratio of expenses to average net assets:	1.96%	(g)	1.94%	(e)	1.95%	(d)	2.01%	1.97%	2.01%
Ratio of expenses to average net assets before waiver & reimbursement:	1.96%	(g)	2.12%		2.06%		2.01%	1.97%	2.01%

Ratio of net investment income to average net assets:	9.17%	(g)	9.27%	(e)	9.27%	(d)	9.90%	9.05%	8.98%
Ratio of net investment income to average net assets before waiver & reimbursement:	9.17%	(g)	9.08%		9.16%		9.90%	9.05%	8.98%

Portfolio turnover rate	252.72%	(f)	371.35%		389.36%		392.81%	400.03%	467.90%

(a)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the changes in net assets value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations.
(b)	Redemption fees resulted in less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d)	Effective November 1, 2012, the Advisor agreed to waive fees to maintain Fund expenses at 1.89% (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses).
(e)	Effective November 1, 2013, the Advisor agreed to waive fees to maintain Fund expenses at 1.95% (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses).
(f)	Not annualized.
(g)	Annualized

See accompanying notes which are an integral part of these financial statements.

IMS DIVIDEND GROWTH FUND
FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each year

	Six Month Period Ended December 31, 2014		Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012		Year Ended June 30, 2011	Year Ended June 30, 2010
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$12.44		$10.96	$9.73	$9.85		$7.93	$7.38

Investment Operations:
Net investment income	0.04		0.16	0.30	0.25		0.15	0.10
Net realized and unrealized gain (loss) on investments	0.78		1.46	1.44	(0.17)		1.90	0.55
Total from investment operations	0.82		1.62	1.74	0.08		2.05	0.65

Less Distributions to shareholders:
From net investment income	(0.05)		(0.14)	(0.38)	(0.20)		(0.13)	(0.10)
Tax return of capital	-		-	(0.13)	-		-	-
Total distributions	(0.05)		(0.14)	(0.51)	(0.20)		(0.13)	(0.10)

Paid in capital from redemption fees (a)	-		-	-	-		-	-

Net Asset Value, End of Year	$13.21		$12.44	$10.96	$9.73		$9.85	$7.93

Total Return (b)	6.61%	(d)	14.88%	18.10%	0.86%		25.91%	8.71%

Ratios/Supplemental Data
Net assets, end of year/period (in 000's)	$9,770		$8,670	$8,000	$7,881		$8,622	$10,223

Ratio of expenses to average net assets:	1.95%	(e)	1.96%	1.97%	2.09%	(c)	2.66%	2.59%
Ratio of expenses to average net assets before waiver & reimbursement:	2.37%	(e)	2.50%	2.43%	2.25%		2.66%	2.59%

Ratio of net investment income to average net assets:	0.63%	(e)	1.39%	2.85%	2.51%	(c)	1.48%	1.21%
Ratio of net investment income to average net assets before waiver & reimbursement:	0.21%	(e)	0.86%	2.39%	2.35%		1.48%	1.21%

Portfolio turnover rate	77.18%	(d)	240.61%	97.55%	47.08%		161.85%	129.66%

(a)	Redemption fees resulted in less than $0.005 per share.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c)	Effective September 1, 2011, the Advisor agreed to waive fees to maintain Fund expenses at 1.95% (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses). Prior to that date, the Fund did not have an expense cap.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2014 (Unaudited)

NOTE 1. ORGANIZATION

The IMS Family of Funds (the “Funds”), comprising the IMS Capital Value Fund (the “Value Fund”), IMS Strategic Income Fund (the “Income Fund”) and IMS Dividend Growth Fund (the “Dividend Growth Fund”), were each organized as a diversified series of 360 Funds (the “Trust”) on June 20, 2014. The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The investment objective of the Value Fund is to provide long-term growth from capital appreciation and secondarily, income from dividends. The investment objective of the Income Fund is to provide current income and secondarily, capital appreciation. The investment objective of the Dividend Growth Fund is to provide long-term growth from capital appreciation and dividends. The investment advisor of each Fund is IMS Capital Management, Inc. (the “Advisor”).

Effective as of the close of business on June 20, 2014, pursuant to an Agreement and Plan of Reorganization (the “Reorganization”), the 360 Fund’s Value Fund, Income Fund and Dividend Growth Fund (the “New Funds”) received all the assets and liabilities of the Unified Series Trust’s (the “Former Trust”) IMS Capital Value Fund (the “Predecessor Value Fund”), IMS Strategic Income Fund (the “Predecessor Income Fund”) and IMS Dividend Growth Fund (the “Predecessor Dividend Growth Fund”) (together, the “Predecessor Funds”), respectively. The shareholders of the Predecessor Funds received shares of the New Funds with aggregate net asset values equal to the aggregate net asset values of their shares in the Predecessor Funds immediately prior to the Reorganization. The Predecessor Funds’ investment objectives, policies and limitations were substantially identical to those of the New Funds, which had no operations prior to the Reorganization. For financial reporting purposes, the Predecessor Funds’ operating history prior to the Reorganization is reflected in the financial statements and financial highlights. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the New Funds reflected the historical basis of the assets of the Predecessor Funds as of the date of the Reorganization. The Reorganization is also considered tax-free based on accounting principles generally accepted in the United States of America (“GAAP”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Foreign Currency – Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS - (continued)
December 31, 2014 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Reverse Convertible Bonds – The Funds may invest in reverse convertible notes, which are short-term notes (i.e., with maturities of one year or less) that are linked to individual equity securities. These notes make regular interest payments by the issuer, but also have a put option attached, giving the issuer the right to exercise that option only if the price of the related security drops below a stated price.

Structured notes, such as reverse convertible notes, are subject to a number of fixed income risks including general market risk, interest rate risk, as well as the risk that the issuer on the note may fail to make interest and/ or principal payments when due, or may default on its obligations entirely. In addition, as a result of imbedded derivative features in these securities, structured notes generally are subject to more risk than investing in a simple note or bond issued by the same issuer.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the year ended June 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year ended June 30, 2014, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years prior to 2010.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – Each Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITS) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Funds estimate the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified in the components of net assets upon receipt of K-1’s. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. For bonds that miss a scheduled interest payment, after the grace period, all interest accrued on the bond is written off and no additional interest will be accrued. However, for illiquid bonds or those bonds fair valued by the Advisor, if the Advisor’s research indicates a high recovery rate in restructuring, and the Fund expects to hold the bond until the issue is restructured, past due interest may not be written off in its entirety. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS - (continued)
December 31, 2014 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Purchasing Options – Each Fund may purchase and sell put and call options involving individual securities and market indexes. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. Options are traded on organized exchanges and in the over-the-counter market.

The purchase of options involves certain risks. The purchase of options typically will limit a Fund’s potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in a Fund losing a greater percentage of its investment than if the transaction were effected directly.

Writing Options – Each Fund may write (sell) covered call options on common stocks in the Fund’s portfolio. A covered call option on a security is an agreement to sell a particular portfolio security if the option is exercised at a specified price, or before a set date. A Fund profits from the sale of the option, but gives up the opportunity to profit from any increase in the price of the stock above the option price, and may incur a loss if the stock price falls. Risks associated with writing covered call options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement. When a Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. The Funds will only engage in exchange-traded options transactions.

The investment objective of the Income Fund and Dividend Growth Fund as it relates to derivative investments is to use such investments in an effort to manage risk and/or generate returns.

Each Fund may write (sell) put options, including “out of the money” put options. When a Fund writes (sells) put options, the Fund receives the option premium, but will lose money if a decrease in the value of the security or index causes the Fund’s costs to cover its obligations upon exercise to increase to a level that is higher than the option premium the Fund received. Each Fund will sell a put option only if the obligation taken on by the sale of the put is “covered,” either 1) by maintaining a cash reserve or an investment in a money market fund equal to the amount necessary to purchase the underlying security if exercised, 2) by owning another put option with the same or a later expiration date and the same or a higher strike price, or 3) by owning another put option with the same or a later expiration date and a lower strike price in addition to cash equal to the difference between the strike price of the sold put and the strike price of the purchased put.

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS - (continued)
December 31, 2014 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Dividends and Distributions – The Income Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a monthly basis. The Value Fund and Dividend Growth Fund intend to distribute substantially all of their net investment income as dividends to their shareholders on at least an annual basis. Each Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, real estate investment trusts, and preferred securities, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS - (continued)
December 31, 2014 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, municipal bonds, reverse convertible bonds, and foreign bonds denominated in U.S. dollars, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities. See the chart on page 25 for more information on the inputs used by the Advisor in determining fair value of such level 3 securities. The Advisor has used inputs such as evaluated broker quotes in inactive markets, actual trade prices in inactive markets, present value of expected future cash flows, terms of expected bond restructurings, and yields on similar securities in determining the fair value of such Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS - (continued)
December 31, 2014 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

The Trustees of the 360 Funds adopted the M3Sixty Consolidated Valuation Procedures on June 24, 2014, which established a Valuation Committee to work with the Advisor and report to the Board on securities being fair valued or manually priced. The Lead Chairman and Trustee for the 360 Funds, along with the Fund Principal Financial Officer and Chief Compliance Officer are members of the Valuation Committee which meets at least monthly or, as required, to review the interim actions and coordination with the Advisor in pricing fair valued securities, and consideration of any unresolved valuation issue or a request to change the methodology for manually pricing a security. In turn, the Lead Chairman provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

The following is a summary of the inputs used to value the Value Fund’s investments as of December 31, 2014:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$37,659,596	$–	$–	$37,659,596
Money Market Securities	761,503	–	–	761,503
Total	$38,421,099	$–	$–	$38,421,099

*	Refer to the Schedule of Investments for industry classifications.

The Value Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Value Fund did not hold any derivative instruments during the reporting period. During the six month period ended December 31, 2014, there were no transfers between levels. The Value Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS - (continued)
December 31, 2014 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

The following is a summary of the inputs used to value the Income Fund’s investments as of December 31, 2014:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$8,143,993	$–	$–	$8,143,993
Corporate Bonds	–	9,607,019	2,694,796	12,301,815
Reverse Convertible Bonds	–	1,283,663	–	1,283,663
Foreign Bonds	–	2,923,633	–	2,923,633
Money Market Securities	–	–	–	–
Total	$8,143,993	$13,814,315	$2,694,796	$24,653,104

*	Refer to the Schedule of Investments for industry classifications.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of June 30, 2014	Realized gain (loss)	Amortization	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2014
Corporate Bonds	$3,435,702	$25,322	$(2,126)	$(32,573)	$–	$(731,529)	$–	$–	$2,694,796
Total	$3,435,702	$25,322	$(2,126)	$(32,573)	$–	$(731,529)	$–	$–	$2,694,796

The following is a quantitative summary of the techniques and inputs used to fair value the Level 3 securities as of December 31, 2014:

Quantitative information about Level 3 fair value measurements
	Fair value at 12/31/2014	Valuation technique(s)	Unobservable input	Range (Weighted Average)
Corporate bonds	$1,608,496	Market based	Dealer quote or historical prices	69.5-100(94.2)	(1)
	1,086,300	Discounted cash flow	Discount Rate	14.40%	(2)
			Anticipated number of payments	32	(2)
			Anticipated frequency of payment	Quarterly	(3)

(1)	A significant decrease in the input in isolation would result in a significantly lower fair valuation measurement.
(2)	A significant increase in this input in isolation would result in a significantly lower fair value measurement.
(3)	A significant increase in this input in isolation would result in a significantly higher fair value measurement.

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS - (continued)
December 31, 2014 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2014 was $(32,573) as shown below.

Total Change in Unrealized Appreciation (Depreciation)
Corporate Bonds	$ (32,573)
Total	$ (32,573)

The Income Fund did not hold any derivative instruments during the six month period ended December 31, 2014. During the six month period ended December 31, 2014, there were no transfers between levels. See reconciliation of investments for Level 3 securities in chart on previous page. The Income Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

The following is a summary of the inputs used to value the Dividend Growth Fund’s investments as of December 31, 2014:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$9,254,903	$–	$–	$9,254,903
Money Market Securities	123,047	–	–	123,047
Total	$9,377,950	$–	$–	$9,377,950

* Refer to the Schedule of Investments for industry classifications.

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS - (continued)
December 31, 2014 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

The Dividend Growth Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the six month period ended December 31, 2014, there were no transfers between levels. The Dividend Growth Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the Reorganization on June 20, 2014, the Advisor serves as investment advisor to the Funds pursuant to an Investment Advisory Agreement (the “Advisory Agreement”) with the Trust. Pursuant to the Advisory Agreement, the Advisor manages the operations of the Funds and manages the Funds’ investments in accordance with the stated policies of the Funds, subject to approval of the Board of Trustees.

In addition, the Advisor and the Income Fund and Dividend Growth Fund have entered into an Expense Limitation Agreement under which the Advisor has agreed to waive or reduce its fees and to assume other expenses of the Income and Dividend Growth Funds, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, shareholder servicing fees, extraordinary expenses, and, dividend and interest expenses in connection with securities sold short) to not more than 1.95% of the Income and Dividend Growth Funds’ average daily net assets through May 31, 2015.

Prior to the Reorganization, the Former Trust was party to management agreements (the “Former Agreements”) with the Advisor pursuant to which the Advisor provided management services to the Predecessor Funds. Under the terms of the Former Agreements, the Advisor managed each Fund’s investments subject to approval of the Former Trust’s Board of Trustees.

Also prior to the Reorganization, effective September 1, 2011, the Advisor had contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses) for the Predecessor Dividend Growth Fund did not exceed 1.95% of the Fund’s average daily net assets through October 31, 2013, subject to the Advisor’s right to recoup payments on a rolling three-year basis, so long as the payment would not exceed the 1.95% expense cap.

Effective November 1, 2012, the Advisor had contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses) for the Predecessor Income Fund did not exceed 1.89% of the Fund’s average daily net assets through October 31, 2013, subject to the Advisor’s right to recoup payments on a rolling three-year basis, so long as the payment would not exceed the 1.89% expense cap.

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS - (continued)
December 31, 2014 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES (continued)

Effective November 1, 2013, the Advisor had contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees; and extraordinary litigation expenses) for the Predecessor Income Fund do not exceed 1.95% of the Fund’s average daily net assets through October 31, 2014, subject to the advisor’s right to recoup payments on a rolling three-year basis, so long as the payment would not exceed the 1.95% expense cap.

Under the terms of the Advisory Agreement with the New Funds and the Former Agreements with the Predecessor Funds, the New Funds and the Predecessor Funds were obligated to pay the Advisor a fee computed and accrued daily and paid monthly. Please see the chart below for information regarding the management fee rates, management fees earned, fee waivers, and expenses reimbursed during the six month period ended December 31, 2014, as well as amounts due to the Advisor at December 31, 2014.

	Value Fund	Income Fund	Dividend Growth Fund
Management fee under Advisory Agreement (as a percentage of average net assets)	1.21%	1.26%	1.26%
Expense limitation (as a percentage of average net assets)	N/A	1.95%	1.95%
Management fees earned	$236,446	$213,669	$55,807
Fees waived and expenses reimbursed	$–	$–	$18,738
Payable to Advisor	$39,054	$30,193	$4,405

Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time the expense was waived or currently in effect, whichever is lower as described above. The amounts subject to repayment by the Income Fund and Dividend Growth Fund, pursuant to the aforementioned conditions, at December 31, 2014 are as follows:

Fund	Amount	Expires June 30,
Income Fund	$41,224	2016
Income Fund	$73,509	2017
Dividend Growth Fund	$13,191	2015
Dividend Growth Fund	$38,289	2016
Dividend Growth Fund	$45,290	2017
Dividend Growth Fund	$18,738	2018

Pursuant to the Reorganization, the Trust has entered into an Investment Company Services Agreement (the “Services Agreement”) with M3Sixty Administration, LLC (“M3Sixty”). Under the Services Agreement, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund's portfolio securities; (d) pricing the Fund's shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund's legal compliance; (j) maintaining shareholder account records.

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS - (continued)
December 31, 2014 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

For the six month period ended December 31, 2014, the Funds accrued servicing fees, including out of pocket expenses, as follows:

Fund	Service Fees
Value Fund	$53,331
Income Fund	42,599
Dividend Growth Fund	15,935

Certain officers and a Trustee of the Trust are also employees of M3Sixty.

Foreside Distribution Services, LP (the “Distributor”) acts as the principal distributor of the Funds. There were no payments made to the Distributor by the Funds for the six month period ended December 31, 2014.

NOTE 5. LINE OF CREDIT

During the six month period ended December 31, 2014, the IMS Funds each respectively entered into an agreement with The Huntington National Bank, the custodian of the Funds’ investments, to open secured lines of credit secured by the Funds’ investments. Borrowings under this agreement bear interest at LIBOR plus 1.500%. Maximum borrowings for each Fund are lesser of $1,500,000 or 5.000% of the Fund’s daily market value.

	Value Fund	Income Fund	Dividend Growth Fund
Total bank line of credit as of December 31, 2014	$1,500,000	$1,500,000	$1,500,000
Average borrowings for the six month period ended December 31, 2014	$43,457	$116,092	$4,587
Average interest rate for the six month period ended December 31, 2014	1.655%	1.655%	1.655%
Highest balance drawn during the six month period ended December 31, 2014	$443,000	$1,378,000	$399,000
Highest balance interest rate during the six month period ended December 31, 2014	1.656%	1.656%	1.656%
Interest rate at December 31, 2014	1.656%	1.656%	1.656%
Line of credit borrowing outstanding at December 31, 2014	-	$59,000	-

NOTE 6. INVESTMENTS

For the six month period ended December 31, 2014, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

	Value Fund	Income Fund	Dividend Growth Fund
Purchases
U.S. Government Obligations	$–	$–	$–
Other	6,052,695	73,385,685	6,976,927
Sales
U.S. Government Obligations	$–	$–	$–
Other	8,918,158	78,298,910	6,738,243

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS - (continued)
December 31, 2014 (Unaudited)

NOTE 6. INVESTMENTS (continued)

As of December 31, 2014, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Value Fund	Income Fund	Dividend Growth Fund
Gross Appreciation	$6,685,793	$547,257	$436,133
Gross (Depreciation)	(2,440,720)	(7,691,713)	(116,200)
Net Appreciation (Depreciation) on Investments	$4,245,073	$(7,144,456)	$319,933
Tax Cost	$34,176,026	$31,797,560	$9,058,017

The difference between book basis and tax basis unrealized appreciation (depreciation) for the Income Fund is attributable to cumulative trust preferred securities, the tax deferral of losses on wash sales, and reverse convertible bonds.

NOTE 7. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2014, National Financial Securities Corp. (“National Financial”) held, for the benefit of its customers, 40.83% of the Value Fund and 28.91% of the Dividend Growth Fund. As a result, National Financial may be deemed to control the Value Fund and Dividend Growth Fund. As of December 31, 2014, TD Ameritrade, Inc. (“Ameritrade”) held, for the benefit of its customers, 55.00% of the Dividend Growth Fund and 41.42% of the Income Fund. As a result, Ameritrade may be deemed to control the Dividend Growth Fund and Income Fund.

NOTE 10. DISTRIBUTIONS TO SHAREHOLDERS

Value Fund. For the six month period ended December 31, 2014, the Value Fund did not pay a distribution.

The tax characterization of distributions for the six month period ended December 31, 2014 and for the fiscal year ended June 30, 2014 was as follows:

Distributions paid from:	Six Month Period Ended December 31, 2014	Fiscal Year Ended June 30, 2014
Ordinary Income	$–	$–
	$–	$–

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS - (continued)
December 31, 2014 (Unaudited)

NOTE 10. DISTRIBUTIONS TO SHAREHOLDERS - continued

Income Fund. For the six month period ended December 31, 2014, the Income Fund paid monthly distributions totaling $0.310 per share.

The tax characterization of distributions for the six month period ended December 31, 2014 and for the fiscal year ended June 30, 2014 was as follows:

Distributions paid from:	Six Month Period Ended December 31, 2014	Fiscal Year Ended June 30, 2014
Ordinary Income	$1,637,254	$3,247,197
Return of Capital	–	428,250
	$1,637,254	$3,675,447

Dividend Growth Fund. For the six month period ended December 31, 2014, the Income Fund paid monthly distributions totaling $0.050 per share.

The tax characterization of distributions for the six month period ended December 31, 2014 and for the fiscal year ended June 30, 2014 was as follows:

Distributions paid from:	Six Month Period Ended December 31, 2014	Fiscal Year Ended June 30, 2014
Ordinary Income	$35,056	$101,121
	$35,056	$101,121

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. As of June 30, 2014, the Funds’ most recent fiscal year end, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Value Fund	Income Fund	Dividend Growth Fund
Undistributed ordinary income	$–	$–	$3,391
Accumulated capital and other losses	(3,578,094)	(42,967,383)	(1,707,948)
Net unrealized appreciation (depreciation)	4,256,342	(3,055,134)	713,756
Other accumulated losses	(116,946)	–	–
	$561,302	$(46,022,517)	$(990,801)

The difference between book basis and tax basis unrealized appreciation (depreciation) for the Income Fund is attributable to cumulative trust preferred securities, the tax deferral of losses on wash sales, and reverse convertible bonds.

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS - (continued)
December 31, 2014 (Unaudited)

NOTE 10. DISTRIBUTIONS TO SHAREHOLDERS - continued

Under current law, capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For disclosure purposes, these deferrals are included in “accumulated capital and other losses” above.

As of June 30, 2014, accumulated capital and other losses noted above consist of:

	Capital Loss Carryforwards	Post-October Capital Losses	Late Year Ordinary Losses
Value Fund	$3,578,094	$–	$116,946
Income Fund	42,967,383	–	–
Dividend Growth Fund	1,707,948	–	–

NOTE 11. CAPITAL LOSS CARRYFORWARDS

At June 30, 2014, for federal income tax purposes, the Funds have capital loss carryforwards, in the following amounts:

	Value Fund	Income Fund	Dividend Growth Fund
No expiration – short term	$–	$3,148,751	$–
No expiration – long term	–	4,306,065	–
Expires on June 30, 2016	–	1,678,970	–
Expires on June 30, 2017	–	7,045,965	–
Expires on June 30, 2018	3,578,094	24,109,306	1,707,948
Expires on June 30, 2019	–	2,678,326	–
	$3,578,094	$42,967,383	$1,707,948

Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders. Non-expiring carryforwards must be utilized prior to the utilization of carryforwards with expiration dates.

IMS FAMILY OF FUNDS
NOTES TO THE FINANCIAL STATEMENTS - (continued)
December 31, 2014 (Unaudited)

NOTE 12. RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Income Fund’s restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Advisor or pursuant to the Fund’s fair value policy, subject to oversight by the Board of Trustees. The Income Fund has acquired securities, the sale of which is restricted under Rule 144A or Regulation S of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

At December 31, 2014, the aggregate value of such securities amounted to $4,953,518 and the value amounts to 18.76% of the net assets of the Income Fund.

	Acquisition Date	Shares or Principal Amount	Amortized Cost	Fair Value
Bridgemill Finance, LLC, 8.000%, 07/15/2017	7/12/2007	$951,834	$951,834	$947,075
Cash Store Financial Services, Inc. 11.500%, 01/31/2017	5/21/2012(a)	1,289,000	1,169,210	212,153
Chukchansi Economic Development Authority, 9.750%, 05/30/2020	4/25/2011(b)	2,227,651	1,783,371	1,336,590
Newland International Properties Corp., 9.500%, 07/03/2017	6/3/2011	1,018,840	886,224	445,742
Oceanografia SA de CV, 11.250%, 07/15/2015	12/6/2012(c)	1,150,000	1,018,414	92,000
Panama Canal Railway Co., 7.000%, 11/01/2026	2/27/2013	581,000	562,374	573,738
Performance Drilling, 6.000%, 09/30/2022	4/4/2007(d)	1,530,000	1,506,646	1,086,300
Plaza of Orlando Condominium Finance Co. LLC, 5.500%, 05/15/2031	8/30/2006(e)	361,000	329,032	259,920
			$8,207,105	$4,953,518

(a)	Purchased on various dates beginning 05/21/2012.
(b)	Purchased on various dates beginning 04/25/2011.
(c)	Purchased on various dates beginning 12/06/2012.
(d)	Purchased on various dates beginning 04/04/2007.
(e)	Purchased on various dates beginning 08/30/2006.

TRUSTEES AND OFFICERS - (Unaudited)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are "interested persons" of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix Capital Group and M3Sixty Administration LLC. Each Trustee who is not an "interested person" receives a fee of $1,000 each year plus $125 per Board or committee meeting attended in person and $100 per meeting attended by telephone. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee[1]	Aggregate Compensation From the IMS Family of Funds[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the IMS Family of Funds Paid to Trustees[2]
Independent Directors
Art Falk	$ 4,125	None	None	$ 4,125
Thomas Krausz	$ 3,375	None	None	$ 3,375
Tom M. Wirtshafter	$ 3,375	None	None	$ 3,375
Gary DiCenzo	$ 2,250	None	None	$ 2,250
Officers
Randall K. Linscott	None	Not Applicable	Not Applicable	None
Robert S. Driessen	None	Not Applicable	Not Applicable	None
Brandon Byrd	None	Not Applicable	Not Applicable	None
Larry Beaver	None	Not Applicable	Not Applicable	None

[1]	Each of the Trustees serves as a Trustee to three (3) IMS Family of Funds of the Trust. The Trust currently offers thirteen (13) series of shares.
[2]	Figures are for the six month period ended December 31, 2014.

OTHER INFORMATION (Unaudited)

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (800) 934-5550 to request a copy of the SAI or to make shareholder inquiries.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 934-5550; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling (800) 934-5550; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Funds are required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.

Tax information is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2015 to determine the calendar year amounts to be included on their 2014 tax returns. Shareholders should consult their own tax advisors.

360 FUNDS
420 Lexington Ave.
Suite 601
New York, NY 10170

INVESTMENT ADVISER
IMS Capital Management, Inc.
8995 S.E. Otty Road,
Portland, OR 97086

ADMINISTRATOR & TRANSFER AGENT
M3Sixty Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

DISTRIBUTOR
Foreside Distribution Services, LP
690 Taylor Road
Suite 150
Gahanna, OH 43230

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue
 Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Graydon Head & Ritchey LLP
1900 Fifth Third Center
511 Walnut Street
Cincinnati, OH 45202

CUSTODIAN BANK
Huntington National Bank
41 South Street
 Columbus, OH 43125

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By Randy Linscott
President,
Date: March 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By Randy Linscott
President
Date: March 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Treasurer
Date: March 4, 2015